Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2022
Financial risk management and financial instruments
Financial instruments

The following table summarises the group’s classification of financial instruments.

		Carrying value
				Designated
		At fair value	Designated	at fair value
		through	hedging	through other
		profit and	instrument	comprehensive	Amortised
		loss	at fair value	income	cost	Fair value
	Note	Rm		Rm	Rm	Rm
2022
Financial assets
Investments in listed securities		—	—	480	—	480
Investments in unlisted securities		—	—	13	—	13
Long-term restricted cash****		—	—	—	1 531	1 531	*
Long-term receivables	20	—	—	—	3 023	3 023
Long- and short-term financial assets		868	—	—	—	868
Trade and other receivables***	25	—	—	—	38 936	38 936	**
Cash and cash equivalents	28	—	—	—	43 140	43 140	*
Financial liabilities
Listed long-term debt (Bonds issued)+	16	—	—	—	78 076	71 667
Unlisted long-term debt+	16	—	—	—	26 758	26 824
Lease liabilities	17	—	—	—	16 034
Short-term debt and bank overdraft		—	—	—	255	255	**
Long- and short-term financial liabilities		7 127	—	—	—	7 127
Trade and other payables	26	—	—	—	39 873	39 873	**

39	Financial risk management and financial instruments continued

		Carrying value
				Designated
		At fair value	Designated	at fair value
		through	hedging	through other
		profit and	instrument	comprehensive	Amortised
		loss	at fair value	income	cost	Fair value
	Note	Rm		Rm	Rm	Rm
2021
Financial assets
Investments in listed securities		—	—	466	—	466
Investments in unlisted securities		—	—	8	—	8
Long-term restricted cash		—	—	—	1 422	1 422	*
Long-term receivables	20	—	—	—	3 879	3 879
Long- and short-term financial assets		2 323	—	—	—	2 323
Trade and other receivables***	25	—	—	—	27 140	27 140	**
Cash and cash equivalents	28	—	—	—	31 231	31 231	*
Financial liabilities
Listed long-term debt (Bonds issued)+	16	—	—	—	68 405	72 226
Unlisted long-term debt+	16	—	—	—	34 238	34 274
Lease liabilities	17	—	—	—	15 677
Short-term debt and bank overdraft		—	—	—	303	303	**
Long- and short-term financial liabilities		3 070	2 103	—	—	5 173
Trade and other payables	26	—	—	—	23 289	23 289	**
*	The fair value of cash and cash equivalents is equal to their carrying value.
**	The fair value of these instruments approximates carrying value, due to their short-term nature.
***	Trade and other receivables includes employee-related and insurance-related receivables.

****Long-term restricted cash is disclosed as part of Other long-term investments on the Statement of financial position.

+	Includes unamortised loan costs.

Schedule of expected credit losses recognised

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2022
Long-term receivables	—	—	41	41	44	85
Trade receivables	—	30	101	131	—	131
Other receivables	1	—	272	273	58	331
	1	30	414	445	102	547

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2021
Long-term receivables	50	—	41	91	—	91
Trade receivables	—	9	192	201	—	201
Other receivables	7	—	275	282	32	314
	57	9	508	574	32	606

Schedule of credit risk profile of financial assets at amortised cost

	2022			2021
			CCC+ and –			CCC+ and –
	AAA to A-	BBB to B-	below	AAA to A-	BBB to B-	below
	%	%	%	%	%	%
Long-term receivables	51	43	6	58	39	3
Trade receivables	73	24	3	72	25	3
Other receivables	83	15	2	68	27	5
Cash and cash equivalents*	18	81	1	21	79	—

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

		Contractual	Within one	One to	Three to	More than
		cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm
2022
Financial assets
Non-derivative instruments
Long-term receivables	20	3 316	—	1 447	777	1 092
Trade and other receivables	25	38 936	38 936	—	—	—
Cash and cash equivalents	28	43 141	43 141	—	—	—
Investments through other comprehensive income		493	493	—	—	—
Long-term restricted cash		1 531	—	—	—	1 531
		87 417	82 570	1 447	777	2 623
Derivative instruments
Foreign exchange contracts		9 005	9 005	—	—	—
Crude oil futures		25	25	—	—	—
Foreign exchange zero cost collars		76	76	—	—	—
Crude oil zero cost collars		17	17	—	—	—
Other commodity derivatives		61	61	—	—	—
Other currency derivatives		1 236	69	135	142	890
		97 837	91 823	1 582	919	3 513
Financial liabilities
Non-derivative instruments
Long-term debt	16	(123 107)	(25 980)	(51 730)	(14 527)	(30 870)
Lease liabilities	17	(27 107)	(2 671)	(4 291)	(3 063)	(17 082)
Short-term debt	18	(82)	(82)	—	—	—
Trade and other payables	26	(33 262)	(33 262)	—	—	—
Bank overdraft	28	(173)	(173)	—	—	—
		(183 731)	(62 168)	(56 021)	(17 590)	(47 952)
Derivative instruments
Foreign exchange contracts		(8 986)	(8 986)	—	—	—
Foreign exchange zero cost collars		(454)	(454)	—	—	—
Crude oil zero cost collar		(6 176)	(6 176)	—	—	—
Coal swap options		(112)	(112)	—	—	—
Other currency derivatives		(1 850)	(6)	—	—	(1 844)
Other commodity derivatives		(53)	(53)	—	—	—
		(201 362)	(77 955)	(56 021)	(17 590)	(49 796)
*	Contractual cash flows include interest payments.

The shortfall beyond one year will be funded through cash generated from operations, utilisation of available facilities and the refinancing of existing debt.

39	Financial risk management and financial instruments continued

39.1	Financial risk management continued

		Contractual	Within one	One to	Three to	More than
		cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm
2021
Financial assets
Non-derivative instruments
Long-term receivables	20	3 970	—	1 098	908	1 964
Trade and other receivables	25	27 140	27 140	—	—	—
Cash and cash equivalents	28	31 231	31 231	—	—	—
Investments through other comprehensive income		474	474	—	—	—
Long-term restricted cash		1 422	—	—	—	1 422
		64 237	58 845	1 098	908	3 386
Derivative instruments
Foreign exchange contracts		8 169	8 169	—	—	—
Crude oil put options		46	46	—	—	—
Foreign exchange zero cost collars		1 150	1 150	—	—	—
Ethane swap options		156	156	—	—	—
Other commodity derivatives		9	9	—	—	—
Other currency derivatives		1 727	107	231	241	1 148
		75 494	68 482	1 329	1 149	4 534
Financial liabilities
Non-derivative instruments
Long-term debt	16	(119 921)	(8 997)	(66 190)	(6 698)	(38 036)
Lease liabilities	17	(31 679)	(2 997)	(5 067)	(4 226)	(19 389)
Short-term debt	18	(60)	(60)	—	—	—
Trade and other payables	26	(23 289)	(23 289)	—	—	—
Bank overdraft	28	(243)	(243)	—	—	—
Financial guarantees**		(313)	(313)	—	—	—
		(175 505)	(35 899)	(71 257)	(10 924)	(57 425)
Derivative instruments
Foreign exchange contracts		(8 134)	(8 134)	—	—	—
Interest rate swap options		(2 234)	(668)	(960)	(513)	(93)
Crude oil put options		(46)	(46)	—	—	—
Crude oil zero cost collar		(1 126)	(1 126)	—	—	—
Crude oil swap options		(1 175)	(1 175)	—	—	—
Crude oil futures		(20)	(20)	—	—	—
Other currency derivatives		(5 422)	—	—	—	(5 422)
Other commodity derivatives		(49)	(49)	—	—	—
		(193 711)	(47 117)	(72 217)	(11 437)	(62 940)
*	Contractual cash flows include interest payments.
**	Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

Schedule of foreign exchange rates

	Average rate		Closing rate
	2022	2021	2022	2021
	Rand	Rand	Rand	Rand
Rand/Euro	17,15	18,38	17,07	16,93
Rand/US dollar	15,21	15,40	16,28	14,28

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2022	2021
	Rm	Rm
Variable rate instruments
Financial assets	40 250	30 062
Financial liabilities*	(26 094)	(7 898)
	14 156	22 164
Fixed rate instruments
Financial assets	7 121	1 788
Financial liabilities	(78 913)	(110 803)
	(71 792)	(109 015)
Interest profile (variable: fixed rate as a percentage of total financial assets)	85:15	94:6
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	25:75	7:93
*	The increase in variable exposure is due to the termination of the USD1,7 billion interest rate swap which previously converted a portion of the group's variable debt to fixed debt.

Schedule of derivative transactions

	Financial	Financial	Financial	Financial
	asset	liability	asset	liability	Income statement gain/(loss)
	2022	2022	2021	2021	2022	2021	2020
	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Derivative financial instruments
Interest rate swap options	—	—	—	(2 103)	1 029	(37)	(101)
Crude oil put options	—	—	46	(46)	—	(1 545)	(153)
Crude oil zero cost collars	17	(6 176)	—	(1 126)	(11 349)	(1 871)	(157)
Crude oil swap options	—	—	—	(1 175)	(5 140)	(1 267)	(160)
Crude oil futures	25	—	—	(20)	(1 049)	(774)	538
Ethane swap options	—	—	156	—	279	680	(732)
Coal swap options	—	(112)	—	—	691	—	—
Other commodity derivatives	61	(53)	9	(49)	(593)	—	—
Foreign exchange contracts	68	(50)	75	(40)	(677)	1 011	(372)
Foreign exchange zero cost collars	76	(454)	1 150	–	(1 580)	4 027	(4 298)
Other foreign exchange derivatives*	621	(282)	887	(514)	64	2 058	(1 562)
	868	(7 127)	2 323	(5 073)	(18 325)	2 282	(6 997)
Non-derivative financial instruments
Financial guarantees	—	—	—	(100)
	868	(7 127)	2 323	(5 173)
*	Mainly relates to a US dollar derivative that is embedded in long-term oxygen supply contracts to our Secunda Operations.

		Contract/Notional amount*					Average price**
		Open	Settled	Open	Settled		Floor	Cap	Floor	Cap
		2022	2022	2021	2021		2022	2022	2021	2021
		Million	Million	Million	Million
Derivatives financial instruments
Crude oil put options purchased***	barrels	—	10,0	10,0	(32,5)	US$/bbl	—	—	40,5	—
Crude oil put options sold	barrels	—	10,0	(10,0)	—	US$/bbl	—	—	43,2	—
Crude oil zero cost collars	barrels	29,0	24,0	24,0	5,1	US$/bbl	63,3	96,6	60,1	72,0
Crude oil swap options	barrels	—	18,0	18,0	—	US$/bbl	—		67,2
Crude oil futures	US$	1	29	108	—	US$/bbl	109,9		73,6
Ethane swap options	barrels	—	4,0	4,0	26,2	US$ c/gal	—	—	23,2	—
Coal swaps	ton	0,4	1,0	—	—	US$/ton	293,7	—	—	—
Foreign exchange contracts	US$	334	—	143	—	R/US$	16,24		14,66
Foreign exchange contracts	EUR	70	—	100	—	US$/EUR	1,07		1,20
Foreign exchange zero cost collars	US$	4 400	3 900	2 800	5 370	R/US$	15,04	18,06	14,54	17,52

*       The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.

**     For open positions,

***   Total premium paid for contracts entered into in the year US$nil million (2021: US$93,8 million).

Schedule of assets and liabilities measured at fair value

	Fair value	Fair value			Fair value
	30 June	30 June			hierarchy
Financial instrument	2022	2021	Valuation method	Significant inputs	of inputs
Financial assets
Non-derivative instruments
Investments in listed securities	480	466	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Investments in unlisted securities	13	8	Discounted cash flow

Forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices etc. Appropriate WACC for the region.

					Level 3
Long-term restricted cash	1 531	1 422	²	²	Level 1²
Long-term receivables	3 023	3 879	Discounted cash flow	Market related interest rates.	Level 3
Derivative instruments
Commodity and currency derivative assets	247	1 436	Forward rate interpolator model, appropriate currency specific discount curve, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, market foreign exchange rates, forward contract rates, market commodity prices, crude oil prices	Level 2
Embedded derivative³	621	887	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI index, US labour index, US Dollar and ZAR treasury curves, Rand zero swap discount rate, interpolated EUR/ZAR forward rate	Level 3
Trade and other receivables	38 936	27 140	Discounted cash flow	Market related interest rates.	Level 3¹
Cash and cash equivalents	43 140	31 231	²	²	Level 1²
Financial liabilities
Non-derivative instruments
Listed long-term debt	71 667	72 226	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Unlisted long-term debt	26 824	34 274	Discounted cash flow	Market related interest rates	Level 3
Short-term debt and bank overdraft	255	303	Discounted cash flow	Market related interest rates	Level 3¹
Trade and other payables	39 873	23 289	Discounted cash flow	Market related interest rates	Level 3¹
Derivative instruments
Commodity and currency derivative liabilities	6 845	2 456	Forward rate interpolator model, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, coal prices, market foreign exchange rates	Level 2
Interest rate swap	—	2 103	Discounted net cash flows, using a swap curve to infer the future floating cash flows	US$ Overnight Indexed Swap (OIS) curve, recovery probabilities	Level 2
Embedded derivatives³	282	514	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI, US labour index, US Dollar and ZAR treasury curves, Rand zero swap discount rate	Level 3

1The fair value of these instruments approximates their carrying value, due to their short-term nature.

2The carrying value of cash is considered to reflect its fair value.

3Relates to the US labour and inflation index and ZAR/EUR exchange rate embedded derivatives contained in the Secunda Synfuels Operations long-term gas supply agreements.

Sensitivity analysis of derivative transactions

								US$
								Libor
		Ethane price		Crude oil price		Rand/US$*		curve**
		+USD 2	-USD 2	+USD 2/	-USD 2/
30 JUNE 2022		c/gal	c/gal	bbl	bbl	+R1/US$	-R1/US$	-0,5%
Foreign exchange zero cost collars	Rm					(1 511)	1 511
Crude oil zero-cost collar	Rm			(672)	672

								US$
								Libor
		Ethane price		Crude oil price		Rand/US$*		curve**
		+USD 2	-USD 2	+USD 2/	-USD 2/
30 June 2021		c/gal	c/gal	bbl	bbl	+R1/US$	-R1/US$	-0,5%
Crude oil put options	Rm			(385)	385
Ethane swap options	Rm	14	(14)
Foreign exchange zero cost collars	Rm					(1 702)	1 702
Crude oil zero-cost collar	Rm			(382)	382
Interest rate swap	Rm							559
*

No gain or loss will be made if these derivatives are settled at a spot price between the cap and floor. The exchange rate would have to weaken by at least R1,78/US$, up to the cap of R18,06, before losses are incurred on the derivatives.

**	Sensitivities on the downward shift has been limited by the low US$ Libor at 30 June 2021.

Sensitivity analysis of embedded derivative transactions

		US$/Rand Spot price		US$ Swap curve		Rand Swap curve
30 JUNE 2022		+R1/US$	-R1/US$	+0,1%	-0,1%	+1,0%	-1,0%
Synfuels oxygen supply contract embedded derivative	Rm	(513)	513	86	(87)	(786)	911

		US$/Rand Spot price		US$ Swap curve		Rand Swap curve
30 JUNE 2021		+R1/US$	-R1/US$	+0,1%	-0,1%	+1,0%	-1,0%
Synfuels oxygen supply contract embedded derivative	Rm	(601)	601	98	(99)	(825)	955

Foreign currency risk
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	2022		2021
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Long-term receivables	—	336	—	323
Trade and other receivables*	739	4 961	831	2 265
Cash and cash equivalents*	2 158	3 359	1 895	1 121
Net exposure on assets	2 897	8 656	2 726	3 709
Trade and other payables**	(166)	(4 552)	(296)	(1 523)
Net exposure on liabilities	(166)	(4 552)	(296)	(1 523)
Exposure on external balances	2 731	4 104	2 430	2 186
Net exposure on balances between group companies***	523	8 286	(2 559)	(8 064)
Total net exposure	3 254	12 390	(129)	(5 878)
*	The US$ increase relates to proceeds generated through exports from South Africa.
**	The US$ increase is due to purchases of crude oil at higher prices.
***

The US$ movement results from a significant repayment of the loan provided by Sasol Financing International to Sasol Investment Company for the partial funding of the LCCP as well as export proceeds deposited with Sasol Financing International (Group treasury company), which is also the main reason for the Euro movement.

Schedule of sensitivity analysis

	2022		2021
	Euro	US Dollar	Euro	US Dollar
	Rm	Rm	Rm	Rm
Equity	325	1 239	(13)	(511)
Income statement	325	1 239	(13)	(511)

Interest rate risk
Financial risk management and financial instruments
Schedule of sensitivity analysis

	Income statement — 1% increase
			United States
	South Africa	Europe*	of America	Other
	Rm	Rm	Rm	Rm
30 JUNE 2022	257	22	(153)	16
30 June 2021	166	19	25	12
*	A decrease of 1% in interest rates for Europe will not have an effect on the income statement as it is not considered reasonably possible that the repo interest rates will decrease below 0%.

Schedule of information about cash flow hedges

			2022	2021
Carrying value included in short and long-term financial liabilities	Rm		—	2 103
Fair value gain/(loss) recognised in other comprehensive income	Rm		1 818	(1 072)
Amount recognised in other operating expenses[1]	Rm		1 029	89
Balance of hedge reserve – continuing hedge relationships	Rm		—	(801)
Balance of hedge reserve – discontinued hedge relationships	Rm		—	(106)
Nominal amount	Rm		—	1 751
Expiry			—	December 2026
Average fixed rate		%	2,82	2,82
Hedge ratio			1:1	1:1
Fair value gain of continuing hedging instruments used as the basis for recognising hedge ineffectiveness	US$m		120	32
Fair value gain of hedged item used as the basis for recognising hedge ineffectiveness	US$m		121	38
1	Includes an amount of R1,1 billion reclassified from the cash flow hedge reserve to profit or loss upon termination of the interest rate swap.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2022	2021
	US$	US$
High	137,64	76,44
Average	92,06	54,20
Low	66,17	36,21